Asbestos - Summary of Net Unfunded AFFA Liability, Net of Tax (Details) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 AUD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 AUD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 AUD ($)
Asbestos Net Liability [Roll Forward]
Change in claims handling cost estimate	$ (1.5)		$ 0.1		$ 1.1
Net Unfunded AFFA Liability, net of tax
Asbestos Net Liability [Roll Forward]
Net Unfunded AFFA liability, net of tax, Beginning Balance	(544.4)
Asbestos claims paid	0.0
Payment received in accordance with AFFA	153.3
AICF claims-handling costs incurred (paid)	0.0
AICF operating costs paid - non claims-handling	(1.2)
Change in actuarial estimate	(31.0)
Change in claims handling cost estimate	(1.5)
Impact on deferred income tax due to change in actuarial estimate	9.7
Insurance recoveries	0.0
Movement in income tax payable	(26.1)
Other movements	10.1
Effect of foreign exchange	(123.0)
Net Unfunded AFFA liability, net of tax, Ending Balance	(554.1)		(544.4)
Deferred Tax Assets
Asbestos Net Liability [Roll Forward]
Asbestos, deferred tax assets, beginning balance	367.4		319.1
Impact on deferred income tax due to change in actuarial estimate	9.7
Movement in income tax payable	(33.5)
Other movements	0.2
Effect of foreign exchange	71.9
Asbestos, deferred tax assets, beginning balance	367.4		319.1
Income Tax Payable
Asbestos Net Liability [Roll Forward]
Asbestos, income tax payable, beginning balance	23.4
Movement in income tax payable	7.4
Effect of foreign exchange	4.4
Asbestos, income tax payable, ending balance	35.2		23.4
Net Unfunded AFFA Liability
Asbestos Net Liability [Roll Forward]
Asbestos, net liability, beginning balance	(886.9)
Payment received in accordance with AFFA	153.3
AICF operating costs paid - non claims-handling	(1.2)
Change in actuarial estimate	(31.0)
Change in claims handling cost estimate	(1.5)
Other movements	9.9
Effect of foreign exchange	(199.3)
Asbestos net liability, ending balance	(956.7)		(886.9)
Asbestos Liability
Asbestos Net Liability [Roll Forward]
Asbestos, net liability, beginning balance	(986.4)
Asbestos claims paid	105.3	$ 146.5
AICF claims-handling costs incurred (paid)	1.1
Change in actuarial estimate	(33.0)
Change in claims handling cost estimate	(1.5)
Effect of foreign exchange	(221.3)
Asbestos net liability, ending balance	(1,135.8)		(986.4)
Insurance Receivables
Asbestos Net Liability [Roll Forward]
Asbestos, net liability, beginning balance	43.5
Change in actuarial estimate	2.0
Insurance recoveries	(5.8)
Effect of foreign exchange	9.8
Asbestos net liability, ending balance	49.5		43.5
Restricted Cash and Investments
Asbestos Net Liability [Roll Forward]
Asbestos, net liability, beginning balance	58.0
Asbestos claims paid	(105.3)
Payment received in accordance with AFFA	153.3	$ 220.9	108.9	$ 156.7	$ 103.0	$ 138.4
AICF claims-handling costs incurred (paid)	(1.1)
AICF operating costs paid - non claims-handling	(1.2)
Insurance recoveries	5.8
Other movements	9.5
Effect of foreign exchange	12.5
Asbestos net liability, ending balance	131.5		58.0
Other Assets and Liabilities
Asbestos Net Liability [Roll Forward]
Asbestos, net liability, beginning balance	(2.0)
Other movements	0.4
Effect of foreign exchange	(0.3)
Asbestos net liability, ending balance	$ (1.9)		$ (2.0)